Financial Instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016
Financial instruments
Liabilities	£ 647,745	£ 688,963	£ 688,963	£ 749,252
Financial Liabilities	647,745	688,963
Items in course of transmission to other banks	125	214
Increase of carrying amount of other customer accounts designated as at fair value through profit or loss	26	114
Bank deposits
Financial instruments
Financial Liabilities	23,297	30,396
Customer deposits
Financial instruments
Financial Liabilities	360,914	361,316
Settlement balances
Financial instruments
Financial Liabilities	3,066	2,844
Trading liabilities
Financial instruments
Financial Liabilities	72,350	81,982
Derivatives
Financial instruments
Financial Liabilities	128,897	154,506
Other financial liabilities
Financial instruments
Financial Liabilities	39,732	30,326
Subordinated liabilities
Financial instruments
Financial Liabilities	10,535	12,722
Other liabilities
Financial instruments
Financial Liabilities	8,954	14,871
Financial Assets and Liabilities, Category
Financial instruments
Liabilities	6,736	12,690
Financial Assets and Liabilities, Category | Other liabilities
Financial instruments
Liabilities		12,690
Other liabilities | Other liabilities
Financial instruments
Liabilities	6,736
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	72,350	81,982
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	125,954	150,935
Held-for-trading | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	198,304	232,917
DFV | Other financial liabilities
Financial instruments
Financial Liabilities	2,840	4,277
DFV | Subordinated liabilities
Financial instruments
Financial Liabilities	867	939
DFV | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	3,707	5,216
Hedging derivatives | Derivatives
Financial instruments
Financial Liabilities	2,943	3,571
Hedging derivatives | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	2,943	3,571
Amortised cost
Financial instruments
Financial Liabilities	436,055	434,569
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	23,297	30,396
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	360,914	361,316
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	3,066	2,844
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	36,892	26,049
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	9,668	11,783
Amortised cost | Other liabilities
Financial instruments
Financial Liabilities	£ 2,218	£ 2,181